DEBT SECURITIES IN ISSUE	12 Months Ended
Dec. 31, 2025
Debt Securities In Issue [Abstract]
DEBT SECURITIES IN ISSUE	25. DEBT SECURITIES IN ISSUE

	Group
	2025	2024
	£m	£m
Medium-term notes:
– US $30bn Euro Medium Term Note Programme	308	696
– Euro €30bn Euro Medium Term Note Programme	1,982	—
	2,290	696
Downstreamed from Santander UK Group Holdings plc to Santander UK plc:
– Euro €30bn Euro Medium Term Note Programme	2,960	2,997
– US SEC-registered Debt Programme - Santander UK plc	6,646	5,929
	11,896	9,622

Euro €35bn Global Covered Bond Programme	19,201	17,211
US $20bn Commercial Paper Programmes	2,411	3,274
Certificates of deposit	1,607	1,196
Credit linked notes	635	441
Securitisation programmes	5,638	3,929
	41,388	35,673
At 31 December 2025, debt securities in issue included amounts due to Banco Santander group entities of £9,626m (2024: £9,036m).